Lease (Tables)	6 Months Ended
Jun. 30, 2020
Summary of Operating Lease
The balances for the operating leases where the Group is the lessee are presented as follows within the balance sheets:

	As of December 31, 2019	As of June 30, 2020
	RMB	RMB
Right-of-use assets	102,824	90,919

Current portion of operating lease liabilities	31,878	31,961
Non-current operating lease liabilities	70,110	58,837

Total operating lease liabilities	101,988	90,798

Douyu [Member]
Summary of Lease Cost	For the six months ended June 30, 2020, the lease expense is as:

Six months ended June 30, 2020
RMB
Operating lease expense	20,925,309
Short-term lease expense	3,889,493

Total lease expense	24,814,802

Summary of Operating Lease Liability
Supplemental consolidated balance sheet information related to leases was as follows:

As of June 30, 2020
RMB
Operating lease:
Operating leases right-of-use assets	85,515,963
Current portion of lease liabilities	44,485,430
Non-current portion of lease liabilities	38,276,429
Total operating lease liabilities
Weighted-average remaining lease term (in years)—operating leases	1.12
Weighted-average discount rate—operating leases	4.30%

Summary of Operating Lease Payments
Supplemental cash flow information related to leases are as follows:

Six months ended June 30, 2020
RMB
Cash paid for operating leases	22,472,405
Lease liabilities arising from obtaining right-of-use assets	23,382,282

Summary of Future Minimum Lease Payments
As of June 30, 2020, future minimum lease payments under
non-cancellable
operating lease agreements for which the Group has recognized operating lease right-of-use
assets and liabilities are as follows:

Years ending	RMB
2020 (July-December)	30,676,101
2021	39,584,250
2022	12,401,942
2023	3,257,440
2024 and thereafter	—

Total undiscounted cash flows	85,919,733
Less: imputed interest	3,157,874

Total	82,761,859

Lease liabilities due within one year	44,485,430
Lease liabilities due after one year	38,276,429